Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Other Intangible Assets

Other intangible assets consisted of the following:

December 31, 2016	Gross Cost	Accumulated Amortization	Net Cost
Technologies & licences	618	(534)	84
Contractual customer relationships	4	(4)	—
Purchased & internally developed software	407	(347)	60
Construction in progress	51	—	51
Other intangible assets	65	(65)	—

Total	1,145	(950)	195

December 31, 2015	Gross Cost	Accumulated Amortization	Net Cost
Technologies & licences	593	(511)	82
Contractual customer relationships	4	(4)	—
Purchased & internally developed software	387	(321)	66
Construction in progress	18	—	18
Other intangible assets	65	(65)	—

Total	1,067	(901)	166

Estimated Amortization Expense of Existing Intangible Assets	The estimated amortization expense of the existing intangible assets for the following years is:

Year
2017	72
2018	53
2019	36
2020	20
2021	9
Thereafter	5

Total	195